TYPE                    13F-HR
PERIOD                  12/31/2011
FILER
	CIK             0001103887
	CCC             @yov9faf
SROS                    NONE
SUBMISSION-CONTACT
	NAME            Karpagam Iyer
	PHONE           212-297-2959

			UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON D.C. 20549


			FORM 13F
		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one) : [   ] is a restatement
				  [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           NWI Management, LP
Address:        623 fifth Ave, 50th street
		23rd street
		New York, NY 10022
13F File Number:  028-05499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name : Jennifer W. Nam
Title: CCO
Phone: 212-297-2958
Signature, Place, and Date of Signing:

	Jennifer Nam, New York, Feb. 15th, 2012

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: LINES 3

Form 13F Information Table Value Total: AMOUNT $119,360 (thousands)


							      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
  Column 1                      Column 2    Column 3   Column 4          Column 5   Column 6  Column 7        Column 8
                                                        Value     SHRS OR   SH/  PUT/   Invstmt  Other   Voting Authority (Shares)
Name of Issuer              Title of Class   CUSIP      (x$1000   PRN AMT  PRN  CALL   Dscretn    Mgrs     Sole  Share    None
------------------------------------------------------------------------------------------------------------------------------------

ISHARES TR                   FTSE CHINA25IDX 464287184   76300   2180000  SH          2180000           2180000
ISHARES TR                   MSCI EMERG MKT  464287234   41800   1100000  SH          1100000           1100000
SILVER PRO SHARES            PROSHARES TR II 74347W841    1260     30000  SH            30000             30000
                                                        119360


